Preliminary Purchase Price Allocation: Schedule of Purchase Price Allocation (Tables)	11 Months Ended
Nov. 30, 2017
Pro Forma, Unaudited
Schedule of Purchase Price Allocation

Purchase Price
Cash	$ 850,000
Note payable	50,000
Option payments	150,000
Common stock	426,025
Total Purchase Price	$ 1,476,025

Allocation of Purchase Price
Crushing equipment	$ 254,000
Grinding equipment	272,000
Flotation equipment	156,000
Tailings machinery	6,000
Concentrate machinery	17,000
Water machinery	12,000
Feed	14,000
Grinding machinery	218,000
Leaching machinery	54,000
Precipitation plant	130,000
Lab equipment	15,000
Tailings dam	50,000
Office and warehouse assets	35,000
Asset retirement obligation	(122,024)
Goodwill	365,049
$ 1,476,025